Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
BMW Vehicle Lease Trust
Series 2025-2, Class A2A, 3.94%, 11/26/27 . USD 3,154 $ 3,153,843
Series 2025-2, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.31%), 3.96%,
11/26/27
(a)
..................... 2,314 2,314,888
Series 2026-1, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.37%), 4.01%,
07/25/28
(a)
..................... 3,580 3,580,717
CNH Equipment Trust, Series 2026-A, Class
A2A, 3.82%, 06/15/29 ............... 5,218 5,208,135
Ford Credit Auto Lease Trust, Series 2026-A,
Class A2A, 3.83%, 08/15/28 ........... 1,940 1,937,365
Ford Credit Auto Owner Trust
Series 2025-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.30%), 3.94%,
06/15/28
(a)
..................... 2,415 2,414,220
Series 2025-C, Class A2A, 3.99%, 09/15/28 . 1,862 1,861,958
Series 2025-C, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.36%), 4.00%,
09/15/28
(a)
..................... 1,770 1,769,330
Honda Auto Receivables Owner Trust
(a)
Series 2025-4, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.38%), 4.02%,
06/15/28 ...................... 3,579 3,580,145
Series 2026-1, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.34%), 3.98%,
09/21/28 ...................... 7,598 7,598,752
Hyundai Auto Lease Securitization Trust
(b)
Series 2026-A, Class A2A, 3.85%, 05/15/28 . 4,109 4,102,359
Series 2026-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.36%), 4.00%,
05/15/28
(a)
..................... 1,921 1,920,973
Series 2026-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.40%), 4.04%,
09/15/28
(a)
..................... 4,456 4,456,488
Hyundai Auto Receivables Trust
(a)
Series 2025-C, Class A2B, (SOFR 30 day
Average + 0.35%), 3.99%, 07/17/28 .... 2,382 2,380,930
Series 2025-D, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.38%), 4.02%,
11/15/28 ...................... 7,053 7,054,371
Series 2026-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.34%), 3.98%,
02/15/29 ...................... 7,564 7,558,746
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A2A, 4.00%, 07/17/28 . 2,238 2,237,663
Series 2025-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.38%), 4.02%,
07/17/28
(a)
..................... 1,413 1,413,153
Toyota Auto Receivables Owner Trust
Series 2025-D, Class A2A, 3.89%, 08/15/28 . 2,068 2,066,885
Series 2025-D, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.32%), 3.96%,
08/15/28
(a)
..................... 1,467 1,467,207
Series 2026-A, Class A2A, 3.80%, 12/15/28 . 3,734 3,728,920
Series 2026-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.33%), 3.97%,
12/15/28
(a)
..................... 1,186 1,186,246
Series 2026-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.38%), 4.02%,
02/15/29
(a)
..................... 4,360 4,362,178
Toyota Lease Owner Trust, Series 2025-B, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.34%), 3.98%, 05/22/28
(a) (b)
........... 1,322 1,322,140
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
USAA Auto Owner Trust, Series 2025-A, Class
A2, 3.98%, 03/15/28
(b)
............... USD 1,558 $ 1,558,237
Volkswagen Auto Lease Trust, Series 2025-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 4.01%, 04/20/28
(a)
....... 2,079 2,080,217
Total Asset-Backed Securities — 8 .5%
(Cost: $ 82,340,108 ) ............................... 82,316,066
Corporate Bonds
Aerospace & Defense — 0.2%
General Dynamics Corp., 3.50%, 04/01/27 ... 1,970 1,962,606
Automobiles — 2.4%
(b)
BMW US Capital LLC
(SOFR Index + 0.80%), 4.47% , 08/13/26
(a)
. 2,770 2,774,538
4.65% , 08/13/26 ................... 1,175 1,177,061
Hyundai Capital America
5.45% , 06/24/26 ................... 2,005 2,008,475
5.25% , 01/08/27 ................... 2,625 2,640,210
4.85% , 03/25/27 ................... 3,030 3,042,304
(1-day SOFR at 0.00% Floor + 1.12%),
4.79% , 06/23/27
(a)
................ 2,835 2,847,133
(1-day SOFR at 0.00% Floor + 1.03%),
4.70% , 09/24/27
(a)
................ 2,965 2,976,934
Mercedes-Benz Finance North America LLC,
4.88%, 07/31/26 .................. 2,840 2,844,026
Volkswagen Group of America Finance LLC,
4.45%, 09/11/27 .................. 3,280 3,270,540
23,581,221
Banks — 12.3%
ANZ New Zealand International Ltd., 4.00%,
01/22/29
(b)
...................... 900 892,035
ASB Bank Ltd., 5.35%, 06/15/26
(b)
......... 2,925 2,928,762
Banque Federative du Credit Mutuel SA, 5.09%,
01/23/27
(b)
...................... 3,140 3,160,526
BPCE SA, 5.20%, 01/18/27
(b)
............ 2,010 2,024,868
Citibank NA
4.93% , 08/06/26 ................... 4,420 4,426,739
(1-day SOFR + 0.71%), 4.38% , 11/19/27
(a)
. 8,450 8,456,701
Commonwealth Bank of Australia
(1-day SOFR at 0.00% Floor + 0.46%),
4.12% , 11/27/26
(a) (b)
............... 2,770 2,772,526
4.42% , 03/14/28 ................... 3,035 3,050,492
Series C , 4.36% , 03/27/29 ............ 1,740 1,743,807
Cooperatieve Rabobank UA
(1-day SOFR + 0.59%), 4.25% , 05/27/27
(a)
. 6,210 6,226,426
4.88% , 01/21/28 ................... 5,610 5,685,108
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 4.33%, 10/15/27
(a)
............ 8,770 8,776,577
Morgan Stanley Private Bank NA, (1-day SOFR +
0.78%), 4.20%, 11/17/28
(a)
............ 2,305 2,297,312
National Australia Bank Ltd., (1-day SOFR +
0.50%), 4.16%, 03/06/28
(a) (b)
........... 2,805 2,808,871
National Securities Clearing Corp., 4.35%,
05/20/27
(b)
...................... 5,715 5,740,019
NatWest Markets plc, 4.79%, 03/21/28
(b)
..... 4,220 4,249,588
Nordea Bank Abp
(b)
5.00% , 03/19/27 ................... 3,150 3,175,709
(1-day SOFR + 0.70%), 4.38% , 03/17/28
(a)
. 2,210 2,218,352
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(a)
...................... 4,240 4,240,410
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. 2,645 2,648,813
(1-day SOFR + 0.61%), 4.08% , 01/26/29 .. 4,040 4,019,029

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
...................... USD 6,205 $ 6,216,174
Sumitomo Mitsui Financial Group, Inc., 4.11%,
01/15/29 ....................... 6,095 6,046,380
Sumitomo Mitsui Trust Bank Ltd.
(b)
4.45% , 09/10/27 ................... 2,770 2,774,333
(1-day SOFR + 0.71%), 4.37% , 03/05/29
(a)
. 2,750 2,750,449
Truist Bank
(a)
(1-day SOFR + 0.59%), 4.67% , 05/20/27 .. 4,955 4,954,351
Series I , (1-day SOFR + 0.66%), 4.14% ,
01/27/29 ...................... 2,100 2,090,319
United Overseas Bank Ltd., (SOFR Index +
0.58%), 4.24%, 04/02/28
(a) (b)
........... 3,035 3,043,077
Wells Fargo & Co.
(a)
(1-day SOFR + 0.78%), 4.42% , 01/24/28 .. 2,980 2,983,913
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 2,010 2,017,139
Westpac Banking Corp., (1-day SOFR + 0.50%),
4.16%, 03/06/28
(a) (b)
................ 2,900 2,902,098
Westpac New Zealand Ltd., 4.13%, 01/29/29
(b)
. 2,050 2,035,294
119,356,197
Biotechnology — 0.6%
AbbVie, Inc., (SOFR Index + 0.48%), 4.14%,
03/03/28
(a)
...................... 5,385 5,392,701
Broadline Retail — 1.0%
Amazon.com, Inc.
3.85% , 03/13/28 ................... 5,150 5,126,706
(1-day SOFR + 0.44%), 4.12% , 03/13/28
(a)
. 2,575 2,577,833
3.90% , 11/20/28 ................... 2,010 1,996,926
9,701,465
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The), (SOFR
Index + 0.68%), 4.36%, 06/09/28
(a)
....... 9,240 9,254,055
Macquarie Bank Ltd.
(b)
5.39% , 12/07/26 ................... 1,990 2,005,476
3.92% , 02/03/28 ................... 4,285 4,260,596
Morgan Stanley, 3.63%, 01/20/27 ......... 9,000 8,969,127
State Street Bank & Trust Co., (1-day SOFR +
0.46%), 4.12%, 11/25/26
(a)
............ 1,135 1,136,544
UBS AG
(a)
(1-day SOFR + 0.50%), 4.19% , 05/17/27 .. 7,760 7,764,647
(1-day SOFR + 0.72%), 4.86% , 01/10/28 .. 3,420 3,433,044
36,823,489
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 ... 2,155 2,174,812
Consumer Finance — 4.6%
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.55%),
4.23% , 05/21/26 ................. 2,200 2,200,254
(1-day SOFR at 0.00% Floor + 0.65%),
4.30% , 07/15/26 ................. 5,000 5,003,348
(SOFR Index + 0.72%), 4.39% , 10/05/26 .. 2,000 2,002,452
Series A , (SOFR Index at 0.00% Floor +
0.93%), 4.58% , 04/10/28 ........... 2,430 2,434,369
Caterpillar Financial Services Corp.
(1-day SOFR + 0.38%), 4.05% , 01/07/27
(a)
. 2,155 2,152,545
4.50% , 01/07/27 ................... 2,780 2,788,828
3.95% , 11/14/28 ................... 7,500 7,469,686
Hyundai Capital Services, Inc., 5.25%, 01/22/28
(b)
5,790 5,856,480
John Deere Capital Corp.
4.50% , 01/08/27 ................... 2,780 2,789,269
4.20% , 07/15/27 ................... 1,165 1,167,778
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
5.20% , 05/15/26 ................... USD 2,975 $ 2,976,492
(1-day SOFR at 0.00% Floor + 0.43%),
4.07% , 06/09/27
(a)
................ 7,700 7,707,569
44,549,070
Electric Utilities — 0.6%
Florida Power & Light Co., 4.45%, 05/15/26 ... 1,915 1,915,179
NextEra Energy Capital Holdings, Inc.
4.69% , 09/01/27 ................... 1,790 1,797,847
4.85% , 02/04/28 ................... 2,235 2,253,697
5,966,723
Electrical Equipment — 0.3%
Eaton Corp., 3.85%, 03/06/28 ........... 2,550 2,532,766
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp.
5.05% , 04/05/27 ................... 2,755 2,779,904
(1-day SOFR + 0.53%), 4.22% , 11/15/27
(a)
. 3,725 3,720,891
6,500,795
Entertainment — 0.6%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 . 6,040 5,966,659
Financial Services — 5.2%
Equitable America Global Funding
(b)
3.95% , 09/15/27 ................... 830 822,492
(1-day SOFR + 0.71%), 4.39% , 09/15/27
(a)
. 3,115 3,118,102
4.30% , 12/15/28 ................... 6,050 5,992,387
JPMorgan Chase Bank NA, 5.11%, 12/08/26 .. 3,030 3,048,185
National Rural Utilities Cooperative Finance
Corp.
(1-day SOFR + 0.33%), 3.97% , 10/30/26
(a)
. 2,690 2,690,009
(1-day SOFR + 0.58%), 4.26% , 11/22/26
(a)
. 7,550 7,563,026
Series D , (SOFR Index + 0.43%), 4.12% ,
08/09/27
(a)
..................... 2,430 2,430,583
4.75% , 02/07/28 ................... 1,350 1,359,776
Nationwide Building Society, 1.50%, 10/13/26
(b)
8,900 8,797,677
NTT Finance Corp., 4.57%, 07/16/27
(b)
...... 2,865 2,873,051
PayPal Holdings, Inc.
(1-day SOFR + 0.67%), 4.33% , 03/06/28
(a)
. 2,080 2,083,438
4.45% , 03/06/28 ................... 1,305 1,307,011
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
...................... 8,750 8,802,616
50,888,353
Food Products — 0.4%
Mars, Inc., 4.45%, 03/01/27
(b)
........... 3,370 3,381,943
Health Care Equipment & Supplies — 0.6%
Stryker Corp., 4.55%, 02/10/27 .......... 5,935 5,958,293
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 ... 850 851,326
Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., 4.20%, 07/15/27 ... 3,030 3,024,070
Starbucks Corp., 4.85%, 02/08/27 ......... 3,130 3,144,285
6,168,355
Insurance — 8.4%
(b)
Athene Global Funding
(a)
(SOFR Index at 0.00% Floor + 0.75%),
4.40% , 07/16/26 ................. 3,810 3,812,476
(SOFR Index at 0.00% Floor + 0.68%),
4.37% , 08/10/26 ................. 3,065 3,066,611
(1-day SOFR at 0.00% Floor + 0.95%),
4.61% , 04/19/27 ................. 2,545 2,550,225
(SOFR Index at 0.00% Floor + 0.95%),
4.61% , 03/06/28 ................. 11,065 11,045,137

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
MassMutual Global Funding II
4.45% , 03/27/28 ................... USD 5,448 $ 5,468,659
4.00% , 01/22/29 ................... 6,630 6,558,666
Metropolitan Life Global Funding I, 4.15%,
08/25/28 ....................... 1,295 1,289,243
New York Life Global Funding, 4.20%, 04/20/29 2,405 2,393,688
Northwestern Mutual Global Funding
4.49% , 03/21/28 ................... 3,940 3,954,773
4.13% , 08/25/28 ................... 1,425 1,420,819
4.40% , 03/30/29 ................... 5,125 5,132,642
Pacific Life Global Funding II
(1-day SOFR + 0.48%), 4.15% , 02/04/27
(a)
. 6,635 6,642,520
(1-day SOFR + 0.60%), 4.26% , 01/27/28
(a)
. 5,000 4,997,500
4.30% , 04/27/29 ................... 2,405 2,398,037
Principal Life Global Funding II
4.60% , 08/19/27 ................... 2,910 2,917,217
4.25% , 08/18/28 ................... 1,125 1,118,161
Protective Life Global Funding
(1-day SOFR + 0.50%), 4.14% , 07/22/26
(a)
. 8,460 8,461,323
4.99% , 01/12/27 ................... 3,150 3,169,437
(1-day SOFR at 0.00% Floor + 0.85%),
4.51% , 09/11/28
(a)
................ 5,440 5,453,266
81,850,400
IT Services — 0.8%
Accenture Capital, Inc., 3.90%, 10/04/27 ..... 2,015 2,009,521
International Business Machines Corp., 3.30%,
05/15/26 ....................... 6,070 6,068,212
8,077,733
Machinery — 0.8%
Daimler Truck Finance North America LLC
(b)
5.00% , 01/15/27 ................... 2,260 2,272,041
4.30% , 08/12/27 ................... 1,620 1,616,759
4.95% , 01/13/28 ................... 1,775 1,789,197
4.15% , 01/12/29 ................... 2,280 2,250,961
7,928,958
Metals & Mining — 0.3%
Rio Tinto Finance USA plc
4.38% , 03/12/27 ................... 1,040 1,043,809
(SOFR Index + 0.84%), 4.52% , 03/14/28
(a)
. 1,395 1,399,805
2,443,614
Multi-Utilities — 0.4%
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 3,575 3,594,935
Pharmaceuticals — 0.1%
Pfizer, Inc., 3.88%, 11/15/27 ............ 1,040 1,037,512
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 4.21%, 09/24/26 3,040 3,042,953
Software — 0.8%
Salesforce, Inc., 4.50%, 03/15/28 ......... 7,720 7,727,249
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.15%, 06/25/26 .... 2,900 2,905,530
Trading Companies & Distributors — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28
(b)
........ 1,035 1,027,942
Total Corporate Bonds — 46 .5%
(Cost: $ 450,901,116 ) .............................. 451,393,600
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Australia — 0.6%
NBN Co. Ltd. , 4.00% , 10/01/27
(b)
.......... USD 5,925 $ 5,904,400
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 5,919,596 ) ............................... 5,904,400
Municipal Bonds
Illinois — 0.0%
State of Illinois , Series 2026A , GO ,
4.33% , 04/01/27 ................... 285 285,522
New York — 0 .3%
City of New York , Series 2026, Sub-Series H-1 ,
GO , 02/01/28
(c)
.................... 615 615,619
New York City Transitional Finance Authority
Future Tax Secured , Series 2025J, Sub-Series
J-2 , RB , 4.51% , 11/01/26 ............. 2,835 2,842,524
3,458,143
Other — 0 .1%
Taxable Municipal Funding Trust , Series 2020-
11 , RB , VRDN ( Barclays Bank plc LOC ) ,
3.97% , 10/01/26
(b) (d)
................. 720 720,000
Total Municipal Bonds — 0 .4%
(Cost: $ 4,455,000 ) ............................... 4,463,665
U.S. Treasury Obligations
U.S. Treasury Notes
3.75% , 08/31/26 ................... 5,815 5,814,909
3.50% , 09/30/26 ................... 2,930 2,926,953
4.13% , 10/31/26 ................... 13,355 13,378,475
Total U.S. Treasury Obligations — 2 .3%
(Cost: $ 22,075,884 ) ............................... 22,120,337
Total Long-Term Investments — 58.3%
(Cost: $ 565,691,704 ) .............................. 566,198,068
Short-Term Securities
Certificates of Deposit — 12.0%
Domestic — 0.4%
Bank of America NA , 3.79% , 08/24/26 ....... 3,810 3,809,380
Yankee — 11.6%
(e)
Banco Bilbao Vizcaya Argentaria, New York ,
3.83% , 08/20/26 ................... 6,250 6,249,297
Banco Santander SA, New York ,
4.44% , 05/26/26 ................... 7,020 7,022,730
Bank of Montreal, Chicago
3.80% , 11/13/26 ................... 3,000 2,996,851
(1-day SOFR + 0.40%), 4.03% , 12/10/26
(a)
.. 6,170 6,174,370
Barclays Bank plc, New York
(1-day SOFR + 0.40%), 4.04% , 11/19/26
(a)
.. 2,500 2,500,580
4.05% , 03/12/27 ................... 5,000 4,998,573
BNP Paribas SA, New York , 3.80% , 07/13/26 .. 2,500 2,499,686
Canadian Imperial Bank of Commerce, New York
(1-day SOFR at 0.00% Floor + 0.40%),
4.03% , 11/09/26
(a)
................ 5,200 5,204,255
3.80% , 01/11/27 ................... 3,800 3,794,017
Commerzbank AG, New York , 3.85% , 02/01/27 . 3,280 3,274,699
Cooperatieve Rabobank UA, New York ,
3.80% , 11/16/26 ................... 5,470 5,463,820
Credit Agricole Corporate & Investment Bank SA,
New York , 4.39% , 07/31/26 ............ 9,420 9,431,292

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
Credit Industriel et Commercial, New York ,
4.44% , 05/12/26 ................... USD 6,000 $ 6,001,173
Deutsche Bank AG, New York , 4.40% , 07/17/26 8,730 8,738,560
Intesa Sanpaolo SpA, New York ,
4.05% , 05/14/26 ................... 5,290 5,290,362
Lloyds Bank Corporate Markets plc, New York ,
4.41% , 05/15/26 ................... 6,090 6,091,448
Mizuho Bank Ltd., New York , 3.82% , 07/31/26 . 5,650 5,649,130
National Bank of Kuwait, New York ,
4.05% , 01/25/27 ................... 5,325 5,316,691
Natixis SA, New York , 4.43% , 05/13/26 ...... 4,460 4,460,970
Standard Chartered Bank, New York , (1-day
SOFR + 0.42%), 4.05% , 02/05/27
(a)
...... 3,400 3,400,686
Westpac Banking Corp., New York
3.89% , 08/12/26 ................... 3,750 3,749,498
4.00% , 03/16/27 ................... 5,100 5,097,111
113,405,799
Total Certificates of Deposit — 12 .0%
(Cost: $ 117,215,000 ) .............................. 117,215,179
Commercial Paper — 16.8%
American Honda Finance Corp.
3.86% , 05/13/26 ................... 2,500 2,496,432
3.87% , 05/18/26 ................... 750 748,522
ANZ New Zealand International Ltd. , 4.14% ,
06/04/26
(b)
....................... 9,950 9,913,660
Australia & New Zealand Banking Group Ltd.
(1-day SOFR + 0.28%), 3.91% , 05/11/26
(a) (b)
. 6,660 6,660,393
Bank of New Zealand , 3.99% , 08/12/26
(b) (f)
.... 2,000 1,977,990
BofA Securities, Inc. , 4.02% , 06/05/26
(b) (f)
..... 4,750 4,731,912
CDP Financial, Inc. , 4.20% , 03/24/27
(b)
...... 3,030 2,921,463
Danske Bank A/S , 4.42% , 05/15/26
(b) (f)
....... 8,120 8,107,309
DNB Bank ASA , 3.72% , 10/05/26
(b)
......... 3,000 2,949,895
E.ON SE , 3.94% , 06/02/26
(b)
............. 2,000 1,992,549
Eaton Capital ULC , 4.07% , 05/12/26
(b)
....... 4,500 4,494,037
Federation des Caisses Desjardins du Quebec ,
3.76% , 02/25/27
(b)
.................. 8,500 8,224,497
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Glencore Funding LLC
(b)
3.89% , 05/05/26 ................... USD 2,500 $ 2,498,650
3.89% , 05/06/26 ................... 3,250 3,247,894
HSBC Bank plc , 4.19% , 04/29/27
(b) (f)
........ 6,620 6,352,272
HSBC USA, Inc.
(b)(f)
4.61% , 05/19/26 ................... 9,730 9,710,223
3.87% , 12/23/26 ................... 2,680 2,609,797
Lloyds Bank plc , 3.95% , 07/02/26 .......... 15,160 15,058,630
Macquarie Bank Ltd. , 4.07% , 04/23/27
(b)
..... 5,600 5,381,225
Macquarie Group Ltd. , 3.98% , 05/04/26
(b) (f)
.... 9,660 9,655,748
Marubeni Finance America LLC , 3.90% ,
05/01/26
(b) (f)
....................... 6,000 5,999,323
MUFG Bank Ltd. , 4.02% , 06/02/26 ......... 3,810 3,797,239
National Bank of Canada , 4.39% , 07/29/26
(b)
.. 4,080 4,041,138
Penske Truck Leasing Co. LP , 3.86% ,
05/04/26
(b) (f)
....................... 3,750 3,748,317
Phillips 66 , 4.37% , 05/04/26
(b) (f)
............ 4,500 4,498,005
Pure Grove Funding , 3.98% , 09/10/26
(b) (f)
..... 5,320 5,243,263
Salisbury Receivables Co. LLC , 4.00% ,
06/04/26
(b) (f)
....................... 2,710 2,699,975
Standard Chartered Bank , 4.44% , 05/21/26
(b)
.. 9,370 9,349,551
Verto Capital I Compartment D , 3.85% ,
05/13/26
(b)
....................... 2,680 2,676,368
VW Credit, Inc.
(b)
3.90% , 05/12/26
(f)
.................. 2,250 2,246,952
4.26% , 07/01/26 ................... 3,070 3,048,111
Westpac Banking Corp. , 3.73% , 09/08/26
(b) (f)
.. 6,000 5,916,401
Total Commercial Paper — 16 .8%
(Cost: $ 163,026,719 ) .............................. 162,997,741
Total Repurchase Agreements — 12 .3%
(Cost: $ 119,720,000 ) .............................. 119,720,000
Total Short-Term Securities — 41.1%
(Cost: $ 399,961,719 ) .............................. 399,932,920
Total Investments — 99 .4%
(Cost: $ 965,653,423 ) .............................. 966,130,988
Other Assets Less Liabilities — 0.6% .................... 5,393,066
Net Assets — 100.0% ...............................
$ 971,524,054
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
When-issued security.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
$ 372,041 $ — $ (372,041)
(b)
$ — $ — $ — — $ 11,229 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .93%
(a)
04/30/26 06/05/26 $ 12,250 $ 12,250,000 $ 12,298,142
Corporate/Debt
Obligations, 0.00% to
6.91%, due 06/18/26 to
10/25/63 ......... $ 23,211,770 $ 13,106,879
– –
BNP Paribas SA .... 4 .00
(a)
04/30/26 08/04/26 8,250 8,250,000 8,338,000
Corporate/Debt
Obligations, 6.88% to
11.25%, due 11/01/27
to 10/15/32 ....... 9,700,000 9,459,866
– –
Citigroup Global Markets,
Inc. ........... 3 .94
(a)
04/30/26 07/02/26 13,000 13,000,000 13,089,635
Corporate/Debt
Obligation, 0.00%, due
07/24/26 ......... 13,778,318 13,650,001
3 .96
(a)
04/30/26 08/01/26 6,000 6,000,000 6,061,380
Corporate/Debt
Obligations, 4.74% to
6.92%, due 10/20/48 to
08/25/69 ......... 6,596,144 6,462,644
– –
$ 19,000,000 $ 20,112,645
– –
Deutsche Bank
Securities, Inc. ... 4 .09
(a)
04/30/26 07/05/26 3,500 3,500,000 3,526,244
Corporate/Debt
Obligations, 1.29% to
12.75%, due 06/01/28
to 03/17/62 ....... 20,392,159 4,198,096
– –
Goldman Sachs & Co.
LLC ........... 4 .15
(a)
04/30/26 12/02/26 20,000 20,000,000 20,498,000
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.70%, due 05/06/26 to
06/25/65 ......... 1,457,049,260 21,206,202
– –
JP Morgan Securities
LLC ........... 3 .89
(a)
04/30/26 05/08/26 6,220 6,220,000 6,225,377
Corporate/Debt
Obligation, 8.00%, due
07/15/29 ......... 6,043,323 6,966,400
– –
Mizuho Securities USA
LLC ........... 4 .09
(a)
04/30/26 06/05/26 3,500 3,500,000 3,514,315
Corporate/Debt
Obligation, 2.31%, due
11/20/51 ......... 3,791,480 3,745,000
4 .19
(a)
04/30/26 07/31/26 19,000 19,000,000 19,203,448
Corporate/Debt
Obligations, 4.79% to
5.92%, due 05/15/31 to
07/25/35 ......... 46,734,514 21,850,112
– –
$ 22,500,000 $ 25,595,112
– –
Santander US Capital
Markets LLC ..... 4 .08
(b)
04/30/26 05/07/26 15,500 15,500,000 15,512,297
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.25%, due
06/04/26 to 05/01/51 15,640,912 15,810,000
– –
Wells Fargo Securities
LLC ........... 4 .05
(a)
04/30/26 08/09/26 12,500 12,500,000 12,642,031
Corporate/Debt
Obligations, 0.15% to
6.88%, due 01/09/40 to
11/25/68 ......... 694,201,632 13,375,000
– –
$ 119,720,000 $ 129,830,200
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 82,316,066 $ — $ 82,316,066
Corporate Bonds ........................................ — 451,393,600 — 451,393,600
Foreign Agency Obligations ................................. — 5,904,400 — 5,904,400
Municipal Bonds ......................................... — 4,463,665 — 4,463,665
U.S. Treasury Obligations ................................... — 22,120,337 — 22,120,337
Short-Term Securities
Certificates of Deposit ..................................... — 117,215,179 — 117,215,179
Commercial Paper ....................................... — 162,997,741 — 162,997,741
Repurchase Agreements ................................... — 119,720,000 — 119,720,000
$ — $ 966,130,988 $ — $ 966,130,988
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes